As filed with the Securities and Exchange Commission on April 12, 2021

Registration No.         333-249114

811- 06144

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52

SEPARATE ACCOUNT VA DD

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

(Former Depositor, Transamerica Premier Life Insurance Company)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esq.

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered:         Flexible Premium Individual Deferred Variable Annuity Contracts

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

  It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2021 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

  If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 2 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 52 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2021 the effectiveness of the registration statement, filed in Post-Effective Amendment No. 1 on February 12, 2021, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No.  2 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement. Note: A typographical error on the February 12, 2021 filing indicated the Post-Effective Amendment No. as 341 (rather than 50).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 12th day of April, 2021.

SEPARATE ACCOUNT VA DD Registrant

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 12, 2021

* Fred Gingerich	Controller and Vice President	April 12, 2021

* Mark W. Mullin	Director and Chairman of the Board	April 12, 2021

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 12, 2021

* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer	April 12, 2021

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 12, 2021

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.